Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price U.S. Large-Cap Core Fund, Inc. - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	854
T. Rowe Price U.S. Large-Cap Core Fund, Inc. - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
T. Rowe Price U.S. Large-Cap Core Fund, Inc. - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
T. Rowe Price U.S. Large-Cap Core Fund, Inc. - Z Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0